Bank Loan Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Banking and Thrift [Abstract]
Bank Loan Payable

13. Bank Loan Payable

In September 2016, the Company obtained a loan of €500,000 (approximately USD $580,000) from Intesa Sanpaolo Bank in Italy, which loan is secured by the Company's assets. The loan has an underlying interest rate of 4.5 points above Euro Inter Bank Offered Rate, subject to quarterly review and is amortized over 57 months ending March 31, 2021. Monthly repayments of €9,760 (approximately USD $11,000) began in January 2017.

The Company made payments in the aggregate principal amount of €18,076 (approximately USD $19,942) for the three months ended March 31, 2020.

13.	Bank Loan Payable

In September 2016, the Company obtained a loan of €500,000 (approximately $545,000) from Intesa Sanpaolo Bank in Italy, which loan is secured by the Company's assets. The loan has an underlying interest rate of 4.5% above the Euro Inter Bank Offered Rate, subject to quarterly review and is amortized over 57 months ending March 31, 2021. Monthly repayments of €9,760 began in January 2017.

The Company made payments of €117,120 (approximately $131,163) for the year ended December 31, 2019 which included principal of €110,518 (approximately $123,769) and interest of €6,602 approximately $7,394) for the year ended December 31, 2019.